Income Taxes (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Feb. 07, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		23.00%	23.00%
Operating loss carry forwards		$ 205.9
Deferred tax assets, capital loss carry forwards		205.9
Maltese Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		11.7
Israeli Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards		194.2
Deferred tax assets, capital loss carry forwards		$ 3.2
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		23.00%	23.00%	23.00%
Israel Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	6.00%
Israel Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	12.00%
Maltese Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		35.00%	35.00%	35.00%